TAXES	12 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
TAXES

NOTE 12 – TAXES

(a)	Corporate Income Taxes

The difference between the amount of the provision for income taxes and the amount computed by multiplying income before income taxes by the statutory Canadian tax rate is reconciled as follows:

	For the year ended March 31,
	2024	2023

Income (loss) before tax	$1,541,458	$(4,433,972)
Statutory Canadian tax rate	26.5%	26.5%
Income tax based on statutory tax rate	408,486	(1,175,003)
Difference on tax rates	(1,136,748)	–
Change in estimate	1,220,106	(2,124)
Share issuance costs	(624,516)	(630,927)
Change in valuation allowance	822,602	359,554
Non-deductible expenses	(115,721)	586,636
Income tax (recovery) expense	$574,209	$(861,864)

The provision for income tax consists of the following:

	For the year ended March 31,
	2024	2023

Current income tax – Canada	$–	$(64,768)
Deferred income tax – Canada	574,209	(797,096)
Total income tax (recovery) expense	$574,209	$(861,864)

Deferred income taxes reflect the net effects of temporary difference between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes. As of March 31, 2024 and 2023, the Company had deferred tax assets of $105,334 and $778,552, and deferred tax liabilities of $1,260,521 and $225,060, respectively, which were mainly derived from the temporary difference from the intangible asset and other temporary differences.

The components of deferred tax assets as of March 31, 2024 and 2023 consist of the following:

	March 31, 2024	March 31, 2023

Deferred tax assets:
Loss carried forward to future years*	$2,032,360	$1,928,466
Property, plant and equipment	782	57,257
Deferred financing costs	527,431	619,125
Lease liability	11,072	183,097
Intangible assets	–	–
Valuation allowance	(1,395,957)	(573,354)
Total deferred tax assets	$1,175,688	$2,214,591

Deferred tax liabilities:
Intangible assets	$(126,052)	$(225,060)
Deferred financing costs	–	–
Property, plant and equipment	(1,059,282)	(1,252,942)
Right of use assets	(11,072)	(183,097)
Total deferred tax liabilities	$(1,196,406)	$(1,661,099)
Deferred tax assets	$105,334	778,552
Deferred tax liabilities, net	$(126,052)	$(225,060)

*	As of March 31, 2024, the Company has non-capital loss of $10,554,279, resulting of deferred tax asset of $2,032,360. The above non-capital loss will expire from March 31, 2040 to 2044, and the Company has provided a valuation allowance of $1,395,957 on the deferred tax assets. As of March 31, 2023, the Company has non-capital loss of $7,277,230, resulting of deferred tax asset of $1,928,466. The above non-capital loss will expire from March 31, 2040 to 2043, and the Company has provided a valuation allowance of $573,354 on the deferred tax assets.

The Company regularly assesses the need for a valuation allowance against its deferred tax assets. In making that assessment, the Company considers both positive and negative evidence related to the likelihood of realization of the deferred tax assets to determine, based on the weight of available evidence, whether it is more likely than not that some or all the deferred tax assets will be realized.

The Company’s taxes payable consists of the following:

	March 31, 2024	March 31, 2023

Corporate income tax payable	$1,399,244	$1,528,630

As of March 31, 2024 and 2023, the Company had accrued income tax liabilities of approximately $1.4 million and $1.5 million respectively. According to Income Tax Act of Canada, penalties and arrears interest shall be applied to the unpaid taxes balances after due date. As a result, the Company accrued $nil and $249,074 as at March 31, 2024 and 2023, respectively, for the estimated penalties and arrears interest.

As of March 31, 2024 and 2023, total of $nil and $95,267 interest and penalty recognized in the consolidated statements of income and comprehensive income.

(b) Other Taxes Payable

The Company’s taxes payable consists of the following:

	March 31, 2024	March, 2023

Other tax payable	$616,358	$932,402

As of March 31, 2023 and 2022, the Company had accrued other tax liabilities of approximately $0.6 million and $0.9 million, respectively, mostly related to the unpaid GST/HST. According to Excise Tax Act of Canada, penalties and arrears interest shall be applied to the unpaid taxes balances after due date. As a result, the Company accrued $nil and $116,836 for the years ended March 31, 2024 and 2023, respectively, for the estimated penalties and arrears interest.

As of March 31, 2024 and 2023, total of $nil and $30,642 interest and penalty recognized in the consolidated statements of income and comprehensive income.

(c) Tax years that remain subject to Examination

The Company is subject to ongoing examination by tax authorities in the Canadian jurisdictions in which it operates. The Company has open tax years for Canada from 2018 to 2024, including both federal and provincial jurisdiction, as applicable. The Company regularly assesses the status of these examinations and the potential for adverse outcomes to determine the adequacy of the provision for income taxes, as well as the provisions for indirect and other taxes and related penalties and interest.